Investments in Companies Accounted for at Equity - Schedule of Investment in TSG in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investment in TSG in the Consolidated Statements of Financial Position [Line Items]
Dividend preference derivative at fair value through profit or loss	$ 304,549	$ 4,701	[1]
Capital note		17,185
TSG [Member]
Schedule of Investment in TSG in the Consolidated Statements of Financial Position [Line Items]
Shares	33,882	20,453
Dividend preference derivative at fair value through profit or loss	3,512	$ 3,652
Other Investment [Member]
Schedule of Investment in TSG in the Consolidated Statements of Financial Position [Line Items]
Capital note	$ 13,691

[1]	Reclassified